                              NATIONS FUNDS TRUST
                      NATIONS LIFEGOAL(R) GROWTH PORTFOLIO
                 NATIONS LIFEGOAL(R) BALANCED GROWTH PORTFOLIO
                NATIONS LIFEGOAL(R) INCOME AND GROWTH PORTFOLIO
                      NATIONS LIFEGOAL(R) INCOME PORTFOLIO
                                PRIMARY A SHARES
                               (THE "PORTFOLIOS")

                         SUPPLEMENT DATED JUNE 30, 2005
               TO THE PROSPECTUS DATED AUGUST 1, 2004, AS AMENDED

     The prospectus for the share class of the Portfolios is hereby supplemented to reflect the following:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The supplemental hypothetical investment information on the following pages provides additional information about the effect of the expenses of each Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolios' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in the class of the Portfolios assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Portfolio, which is the same as that stated in the Annual Portfolio Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

NATIONS LIFEGOAL GROWTH PORTFOLIO -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.25%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.75%            $10,475.00      $ 25.59
       2           10.25%            $11,025.00              9.73%            $10,972.56      $ 26.81
       3           15.76%            $11,576.25             14.94%            $11,493.76      $ 28.08
       4           21.55%            $12,155.06             20.40%            $12,039.71      $ 29.42
       5           27.63%            $12,762.82             26.12%            $12,611.60      $ 30.81
       6           34.01%            $13,400.96             32.11%            $13,210.65      $ 32.28
       7           40.71%            $14,071.00             38.38%            $13,838.16      $ 33.81
       8           47.75%            $14,774.55             44.95%            $14,495.47      $ 35.42
       9           55.13%            $15,513.28             51.84%            $15,184.00      $ 37.10
      10           62.89%            $16,288.95             59.05%            $15,905.24      $ 38.86
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,905.24
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $318.18

NATIONS LIFEGOAL BALANCED GROWTH PORTFOLIO -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.25%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.75%            $10,475.00      $ 25.59
       2           10.25%            $11,025.00              9.73%            $10,972.56      $ 26.81
       3           15.76%            $11,576.25             14.94%            $11,493.76      $ 28.08
       4           21.55%            $12,155.06             20.40%            $12,039.71      $ 29.42
       5           27.63%            $12,762.82             26.12%            $12,611.60      $ 30.81
       6           34.01%            $13,400.96             32.11%            $13,210.65      $ 32.28
       7           40.71%            $14,071.00             38.38%            $13,838.16      $ 33.81
       8           47.75%            $14,774.55             44.95%            $14,495.47      $ 35.42
       9           55.13%            $15,513.28             51.84%            $15,184.00      $ 37.10
      10           62.89%            $16,288.95             59.05%            $15,905.24      $ 38.86
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,905.24
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $318.18

NATIONS LIFEGOAL INCOME AND GROWTH PORTFOLIO -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.25%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.75%            $10,475.00      $ 25.59
       2           10.25%            $11,025.00              9.73%            $10,972.56      $ 26.81
       3           15.76%            $11,576.25             14.94%            $11,493.76      $ 28.08
       4           21.55%            $12,155.06             20.40%            $12,039.71      $ 29.42
       5           27.63%            $12,762.82             26.12%            $12,611.60      $ 30.81
       6           34.01%            $13,400.96             32.11%            $13,210.65      $ 32.28
       7           40.71%            $14,071.00             38.38%            $13,838.16      $ 33.81
       8           47.75%            $14,774.55             44.95%            $14,495.47      $ 35.42
       9           55.13%            $15,513.28             51.84%            $15,184.00      $ 37.10
      10           62.89%            $16,288.95             59.05%            $15,905.24      $ 38.86
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,905.24
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $318.18

NATIONS LIFEGOAL INCOME PORTFOLIO -- PRIMARY A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.42%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.58%            $10,458.00      $ 42.96
       2           10.25%            $11,025.00             9.37%            $10,936.98      $ 44.93
       3           15.76%            $11,576.25            14.38%            $11,437.89      $ 46.99
       4           21.55%            $12,155.06            19.62%            $11,961.75      $ 49.14
       5           27.63%            $12,762.82            25.10%            $12,509.59      $ 51.39
       6           34.01%            $13,400.96            30.83%            $13,082.53      $ 53.74
       7           40.71%            $14,071.00            36.82%            $13,681.71      $ 56.20
       8           47.75%            $14,774.55            43.08%            $14,308.34      $ 58.78
       9           55.13%            $15,513.28            49.64%            $14,963.66      $ 61.47
      10           62.89%            $16,288.95            56.49%            $15,648.99      $ 64.29
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,648.99
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $529.89

3